Borrowings (Details) € in Thousands, $ in Millions		1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended
	Dec. 29, 2021 USD ($) shares	Aug. 31, 2020 EUR (€) tranche	Jul. 31, 2020 EUR (€) tranche	Aug. 31, 2020 EUR (€) shares	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2020 USD ($)	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 6,658		€ 6,658		€ 44,090
Current portion					(1,888)		(1,888)		(4,771)
Non Current portion					4,770		4,770		39,319
Proceeds from borrowings						€ 284		€ 853
Results related to derecognition of financial liabilities					(4,016)		(2,872)
Innovation credit
Disclosure of detailed information about borrowings [line items]
Accrued interest					938		938		645
Total borrowings					3,907		3,907		3,907
Interest rate (as percent)											10.00%
Convertible loans
Disclosure of detailed information about borrowings [line items]
Accrued interest					435		435		613
Total borrowings					€ 1,378		€ 1,378		€ 38,925
Convertible loans | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity							24 months
Convertible Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Number of Shares Exercisable for Issued Warrants | shares				302,676
Number of shares exercisable for issued warrants | shares				302,676
Convertible loans Amylon Therapeutics B.V. [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)					8.00%		8.00%
Debt instrument convertible term							36 months
Loan and interest waived							€ 1,144
Convertible loans Amylon Therapeutics B.V. [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible Debt Maturity							36 months
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Warrants, economic lifetime							5 years
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Number of Shares Exercisable for Issued Warrants | shares	376,952
Number of shares exercisable for issued warrants | shares	376,952
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Total borrowings			€ 10,300							$ 10
Number of tranches | tranche			3
Maximum borrowing capacity per tranche | $										10
Term of debt			54 months
Debt, interest only payment term			24 months
Convertible Debt Pontifax Medison Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount | $										$ 30
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Total borrowings		€ 5,000		€ 5,000
Number of tranches | tranche		3
Maximum borrowing capacity per tranche		€ 5,000		5,000
Term of debt		54 months
Debt, interest only payment term		24 months
Convertible Debt Kreos Capital Debt Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 15,000		€ 15,000
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings | $	$ 30
Term of debt	54 months
Debt, interest only payment term	33 months